Provisions - PPI redress (Narrative) (Details) claims in Thousands, £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2019 GBP (£) claims	Dec. 31, 2018 GBP (£) claims
Disclosure of other provisions [line items]
Provisions	[2]	£ 1,780 [1]	£ 2,652
Customer initiated claims received and processed | claims	[3]	2,600
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions		£ 360	£ 888
Customer initiated claims received and processed | claims	[3]	2,600	2,400
Payment protection insurance redress [member] | Cumulative provisions [member]
Disclosure of other provisions [line items]
Provisions recognised		£ 9,600	£ 9,600
Amounts utilised		£ 9,200	£ 8,700

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83
[3]

Total mis -selling claims received b y Barclays, including those received via CMCs but excluding those for which no PPI policy exists and excluding recent investigations and queries by the Official Receiver in respect of bankruptcy estates (the impact of which cannot be reliably estimated at this time) and r esponses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 50,000 increase or decrease in the number of customer initiated mis -selling policy claims would h ave on the provision level inclusive of operational processing costs